Earnings Per Share - Additional Information (Detail) (Employee stock option and SARs plans) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Employee stock option and SARs plans
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities not included in the calculation of diluted earnings per share (in shares)	0.4	1.0	4.1